Share Capital, Grant of Options (Details)		12 Months Ended
	Sep. 04, 2025 shares	Jun. 30, 2026 shares	Jun. 30, 2025 shares	Jun. 30, 2024 shares	Aug. 12, 2025 Tranche $ / shares shares
Stock options [Abstract]
Number of pre-share consolidation options granted in share-based payment arrangement		408,541,913	0	10,000,000
Resource Capital Fund VIII L.P. [Member]
Stock options [Abstract]
Number of options agreed to be issued in tranches (in shares)					8,000,000
Issue price (in dollars per share) | $ / shares					$ 4.8
Number of tranches to be issued | Tranche					2
Resource Capital Fund VIII L.P. [Member] | Sayona Mining Limited [Member]
Stock options [Abstract]
Number of options agreed to be issued in tranches (in shares)					1,200,000,000
Issue price (in dollars per share) | $ / shares					$ 0.032
Resource Capital Fund VIII L.P. [Member] | Tranche 1 [Member]
Stock options [Abstract]
Percentage of interest in issued share capital					9.99%
Number of pre-share consolidation options granted in share-based payment arrangement	2,723,613
Resource Capital Fund VIII L.P. [Member] | Tranche 1 [Member] | Sayona Mining Limited [Member]
Stock options [Abstract]
Number of pre-share consolidation options granted in share-based payment arrangement	408,541,913
Resource Capital Fund VIII L.P. [Member] | Tranche 2 [Member]
Stock options [Abstract]
Number of options to be issued, subject to obtaining all applicable regulatory approvals (in shares)					1,200,000,000
Number of share options granted in share-based payment arrangement		5,276,387